SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the three months ended
	March 31,
	2023	2022
Class A ordinary shares
Numerator:
Net income (loss) attributable to Class A ordinary shares	$(7,714,746)	$13,650,525
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	73,498,541	100,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$(0.10)	$0.14
Class B ordinary shares
Numerator:
Net income (loss) attributable to Class B ordinary shares	$(2,624,116)	$3,412,631
Denominator: Weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	25,000,000	25,000,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.10)	$0.14

			For the period
			from
	For the year ended	For the year ended	January 24, 2020
	December 31,	December 31,	(inception) through
	2022	2021	December 31, 2020
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$16,786,872	$12,679,258	$—
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	100,000,000	100,000,000	—
Basic and diluted net income per share, Class A ordinary shares	$0.17	$0.13	$—

Class B ordinary shares
Numerator:
Net income (loss) attributable to Class B ordinary shares	$4,196,718	$3,169,814	$(13,845)
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	25,000,000	25,000,000	25,000,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.17	$0.13	$(0.00)

Schedule of Class A Ordinary Shares Reconciliation

At March 31, 2023 and December 31, 2022, the Class A ordinary shares reflected in the accompanying unaudited condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2021	$1,000,000,000
Plus:
Accretion of carrying value to redemption value	13,282,491
Class A ordinary shares subject to possible redemption as of December 31, 2022	1,013,282,491
Less:
Redemption of Class A ordinary shares	(538,985,164)
Plus:
Sponsor deposits to Trust Account	2,314,286
Accretion of carrying value to redemption value	8,189,193
Class A ordinary shares subject to possible redemption as of March 31, 2023	$484,800,806

At December 31, 2022 and 2021, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$1,000,000,000
Less:
Proceeds allocated to Public Warrants	(30,261,819)
Class A ordinary shares issuance costs	(54,255,575)
Plus:
Accretion of carrying value to redemption value	84,517,394
Class A ordinary shares subject to possible redemption as of December 31, 2021	1,000,000,000
Plus:
Accretion of carrying value to redemption value	13,282,491
Class A ordinary shares subject to possible redemption as of December 31, 2022	$1,013,282,491